Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment	Dec. 31, 2011 Investment
Nature Of Operations [Line Items]
Percentage of ownership interests in Jacksonville Savings Bank	100.00%
FDIC's insurance limits	$ 250,000
Loan Past due period	90 days
Income tax examination likelihood tax benefit realized upon settlement	50.00%
Number of trust accounts managed or administered	110	100
Assets held in fiduciary or agency capacities	$ 79,800,000	$ 70,900,000
Mortgages | Minimum
Nature Of Operations [Line Items]
Fixed-rate balloon loans term	3 years
Mortgages | Maximum
Nature Of Operations [Line Items]
Fixed-rate balloon loans term	5 years